UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002
                                               -------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.): [  ] is a restatement.
                                           [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Plaza Advisors LLC
Address:          c/o Akin, Gump, Strauss, Hauer, & Feld, L.L.P
                  590 Madison Avenue
                  New York, NY 10022

Form 13F File Number: 28-06227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Hal Goldstein
Title:            Vice President

Signature, Place, and Date of Signing:


/S/ HAL GOLDSTEIN           New York, New York                  August 14, 2002
------------------          ----------------------              ---------------
[Signature]                 [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                   0
                                                                  ------
Form 13F Information Table Entry Total:                              7
                                                                  ------
Form 13F Information Table Value Total:                           $41,022
                                                                  -------
                                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                  NONE

                                                Plaza Advisors LLC
                                            Form 13F Information Table
                                                   June 30, 2002


---------------------------------------------------------------------------------------------------------------------
Name of Issuer       Title of   CUSIP     Value     Shrs or prn   SH/  Put/      Investment       Other
                      Class              (x$1000)     amt         PR   Call      Discretion      Managers       Voting Authority
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Sole  Shared  None             Sole   Shared   None
                                                                             ----  ------  ----             ------ -------  ------
-----------------------------------------------------------------------------------------------------------------------------------
CADIZ INC             COM      127537108      85       10,000     SH         SOLE                          10,000
-----------------------------------------------------------------------------------------------------------------------------------
CELL THERAPEUTICS
INC                   COM      150934107   3,821      700,000     SH         SOLE                         700,000
-----------------------------------------------------------------------------------------------------------------------------------
DOR BIOPHARMA INC     COM      258094101     138      476,758     SH         SOLE                         476,758
-----------------------------------------------------------------------------------------------------------------------------------
IMCLONE SYS INC       COM      45245W109   8,612      990,477     SH         SOLE                         990,477
-----------------------------------------------------------------------------------------------------------------------------------
IMCLONE SYS INC       NOTE     45245WAD1  17,091   24,300,000     PRN        SOLE                      24,300,000
                      5.500%
                      3/0
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP    COM
NEW                   SER A    530718105   3,500      350,000     SH         SOLE                         350,000
-----------------------------------------------------------------------------------------------------------------------------------
NEOSE TECHNOLOGIES
INC                   COM      640522108   7,775      713,285     SH         SOLE                         713,285
-----------------------------------------------------------------------------------------------------------------------------------
REPORT
SUMMARY:  7 DATA RECORDS                   41,022  0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

